Transactions with Affiliates	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Transactions with Affiliates
Transactions with Affiliates
We earn revenue from affiliated real estate partnerships. These revenues include fees for property management services, partnership and asset management services, risk management services and transactional services such as refinancing, construction supervisory and disposition. In addition, we are reimbursed for our costs in connection with the management of unconsolidated real estate partnerships. These fees and reimbursements for the years ended December 31, 2012, 2011 and 2010 totaled $12.6 million, $9.8 million and $10.6 million, respectively.